Schedule of stock options exercise price range (Details)	12 Months Ended
Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	53,400
Options outstanding, Weighted average remaining contractual life (years)	4 years 7 months 24 days
Options outstanding, Weighted average exercise price	$ 12.51
Options exercisable, Number (in shares) | shares	31,008
Options exercisable Weighted average remaining contractual life (years)	3 years 11 months 8 days
Options exercisable, Weighted average exercise price	$ 17.08
Exercise price range 1 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	3.75
Range of options exercise price, upper limit	$ 8.87
Options outstanding, Number (in shares) | shares	14,000
Options outstanding, Weighted average remaining contractual life (years)	6 years 18 days
Options outstanding, Weighted average exercise price	$ 3.75
Options exercisable, Number (in shares) | shares
Exercise price range 2 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	$ 8.88
Range of options exercise price, upper limit	$ 10.00
Options outstanding, Number (in shares) | shares	8,800
Options outstanding, Weighted average remaining contractual life (years)	4 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 9.09
Options exercisable, Number (in shares) | shares	7,467
Options exercisable Weighted average remaining contractual life (years)	4 years 18 days
Options exercisable, Weighted average exercise price	$ 9.13
Exercise price range 3 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	10.01
Range of options exercise price, upper limit	$ 20.00
Options outstanding, Number (in shares) | shares	21,200
Options outstanding, Weighted average remaining contractual life (years)	4 years 11 months 15 days
Options outstanding, Weighted average exercise price	$ 10.51
Options exercisable, Number (in shares) | shares	14,141
Options exercisable Weighted average remaining contractual life (years)	4 years 11 months 15 days
Options exercisable, Weighted average exercise price	$ 10.51
Exercise price range 4 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	20.01
Range of options exercise price, upper limit	$ 30.00
Options outstanding, Number (in shares) | shares	6,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 10 months 28 days
Options outstanding, Weighted average exercise price	$ 22.68
Options exercisable, Number (in shares) | shares	6,000
Options exercisable Weighted average remaining contractual life (years)	2 years 10 months 28 days
Options exercisable, Weighted average exercise price	$ 22.68
Exercise price range 5 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	30.01
Range of options exercise price, upper limit	$ 53.75
Options outstanding, Number (in shares) | shares	3,400
Options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 15 days
Options outstanding, Weighted average exercise price	$ 51.99
Options exercisable, Number (in shares) | shares	3,400
Options exercisable Weighted average remaining contractual life (years)	1 year 2 months 15 days
Options exercisable, Weighted average exercise price	$ 51.99